Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2020 $	2019 $
Deferred income tax assets (liability)
Non-capital losses carried forward	351,000	344,000
Marketable securities	16,000	14,000
Resource pool	27,000	21,000
Asset retirement obligation	(1,000)	(1,000)
Total gross deferred income tax assets	393,000	378,000
Valuation allowance	(393,000)	(378,000)
Net deferred income tax asset	-	-